Collaboration and License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Collaboration and License Agreements [Abstract]
Collaboration and License Agreements

6.  License Agreements

BioSense Global LLC

On March 10, 2020, the Company entered into an amendment to its collaboration and license agreement, (as amended, the “License and Assignment Agreement”) with BioSense. to advance the development and commercialization of RX-3117 for all human uses in the Republic of Singapore, China, Hong Kong, Macau, and Taiwan (the “Territory”). Under the terms of the License and Assignment Agreement, upon payment in full of an upfront payment, the Company will (i) grant BioSense an exclusive license to develop and commercialize pharmaceutical products containing RX-3117 as a single agent for all human uses in the Territory and (ii) assign and transfer all of the Company’s patents and patent applications related to RX-3117 in the Territory. The upfront payment consists of an aggregate of $1,650,000, of which $1,550,000 has been received to date. Under the License and Assignment Agreement, the Company is eligible to receive milestone payments in an aggregate of up to $84,500,000 upon the achievement of development, regulatory and commercial goals and will also be eligible to receive tiered royalties in the mid-single digits to low tens on annual net sales in the Territory.

The Company has evaluated the License and Assignment Agreement under ASC 606, “Revenue from Contracts with Customers,” to determine the appropriate amount of revenue to be recognized as the Company fulfills its obligations under the License and Assignment Agreement.  The Company identified the exclusive license to develop RX-3117 and the supply of RX-3117 drug product, drug substance and intermediate materials (collectively, the “Transferred Materials”) as the distinct performance obligations in the contract.  The Company has determined that it will recognize revenue related to the exclusive license to develop RX-3117 and the supply of the Transferred Materials transfers to BioSense at a point in time when the exclusive license is conveyed and the Transferred Materials are made available for delivery to BioSense, respectively.

The Company has determined the transaction price contains both fixed and variable consideration.  The fixed consideration is equal to the upfront payment of $1,650,000.  The variable consideration relates to the milestone payments and future sales-based royalty payments.  The Company estimates the variable consideration in the contract using the most likely amount method.  The Company determined at the contract outset and as of June 30, 2020 that all milestone payments should be fully constrained, as it is not probable that a significant reversal of revenue will not occur in a future period, given the significance of the milestone payments and that the payments are earned based upon the achievement of events that are highly susceptible to factors outside of the Company’s control.  Future sales-based royalties related to the exclusive license to develop RX-3117 will be recognized in the period the underlying sales transaction occurs.

The $1,650,000 upfront payment has been allocated to the performance obligations on the basis of the relative standalone selling price estimated for each performance obligation. The Company has determined the standalone selling price of the exclusive license to develop RX-3117 using the adjusted market approach, which represents the price the market will bear based on the license rights granted and the state of the intellectual property, and has determined the standalone selling price of the supply of the Transferred Materials using a cost approach.  Accordingly, the Company has allocated $750,000 of the upfront transaction price to the exclusive license to develop RX-3117 and $900,000 to the supply of the Transferred Materials.  Additional transaction price recognized in future periods related to milestone payments and royalties will be allocated solely to the exclusive license to develop RX-3117, as these amounts relate to efforts associated with the development and commercialization of products related to the exclusive license to develop RX-3117.

As of June 30, 2020, $1,550,000 of the upfront payment had been paid, and the remaining $100,000 remained unpaid.  As of June 30, 2020, the exclusive license had not been transferred and no revenue was recognized related to that performance obligation, however, the Company had satisfied the performance obligation related to the Transferred Materials during the three months ended March 31, 2020.  Therefore, the Company recognized no revenue and $900,000 in revenue for the three and six months ended June 30, 2020 respectively.  Therefore, the Company has recorded the additional $650,000 of transaction consideration received as of June 30, 2020 as deferred revenue on the Company’s balance sheet.

Zhejiang HaiChang Biotechnology Co., Ltd.

On February 8, 2020, the Company entered into the HaiChang License Agreement with HaiChang pursuant to which the Company granted HaiChang an exclusive (even as to the Company), royalty-bearing, sublicensable worldwide license to research, develop and commercialize pharmaceutical products comprising RX-0201 (subject to and limited by the exclusive rights of NEXT BT Co. Ltd (“Next BT”) with respect to RX-0201 in Asia), the nano-liposomal formulation of RX-0201 known as RX-0301, and RX-0047, a proprietary compound currently in preclinical development. HaiChang has agreed to use commercially reasonable efforts to develop, seek regulatory approval for, and commercialize one product comprising RX-0301 and one product comprising RX-0047.

HaiChang paid a one-time upfront payment of $250,000 to the Company for certain materials to be transferred by the Company to HaiChang.  HaiChang will pay the Company development milestone payments in an aggregate of up to $63,000,000 with respect to RX-0201 and RX-0301 and up to $33,000,000 with respect to RX-0047, and royalties based on percentages of net sales in the low tens with respect to RX-0201 and RX-0301 and the mid-single digits with respect to RX-0047.  However, if HaiChang exclusively sublicenses its rights to a third party with respect to RX-0201 and RX-0301 or RX-0047 in a particular jurisdiction, instead of the foregoing milestones and royalties to the extent relating to such compound(s) and jurisdiction, HaiChang will pay the Company a percentage of any sublicensing revenue received by HaiChang, provided that in any event HaiChang will pay a milestone payment on initiation of a Phase 3 clinical trial that is subject to reduction by the amount of any sublicensing revenue paid with respect to the applicable compound(s) as of the time of initiation of the trial.

The Company accounts for the HaiChang License Agreement under ASC 606.  The Company has determined the performance obligations under the contract relate to the transfer of materials and the license of intellectual property.  Revenue associated with the materials and license is recognized at a point in time.  The Company has determined the transaction price contains both fixed and variable consideration.  The fixed consideration is equal to the upfront payment of $250,000.  At the outset of the contract, the Company determined the value of the license to be de minimis given the early stage of clinical development of the intellectual property, and allocated the entire fixed consideration to the materials.  The Company transferred the materials during the three months ended March 31, 2020 and therefore recognized $0 and $250,000 in revenue during the three and six months ended June 30, 2020, respectively.  The variable consideration relates to the milestone payments, sublicense fees and future sales-based royalty payments.  The Company estimates variable consideration under the contract using the expected value method.  Given the early stage and the uncertain success of the development work to be performed by HaiChang, the Company has determined that the variable consideration in the contract should be fully constrained at the contract outset and as of June 30, 2020.

7.  Collaboration and License Agreements

BioSense Global LLC

On February 25, 2019, the Company entered into a collaboration and license agreement (as amended, the “Collaboration and License Agreement”) with BioSense Global LLC (“BioSense”) to advance the development and commercialization of RX-3117 for pancreatic and other cancers in the Republic of Singapore, China, Hong Kong, Macau, and Taiwan (the “Territory”). Under the terms of the Collaboration and License Agreement, the Company will grant BioSense an exclusive license to develop and commercialize pharmaceutical products containing RX-3117 as a single agent for the prevention or treatment of metastatic pancreatic cancer and other forms of cancer in the Territory that is effective upon payment in full of an upfront payment. The upfront payment consists of an aggregate of $3,000,000. Under the Collaboration and License Agreement, the Company is also eligible to receive milestone payments (i) in an aggregate of up to $126,000,000 for the achievement of development and regulatory goals in China and (ii) in an aggregate of up to $100,000,000 for the achievement of annual sales goals in the Territory with respect to each pharmaceutical product containing RX-3117 as a single agent. The Company will also be eligible to receive tiered royalties in the low double digits to mid-teens on annual net sales in the Territory.

The Company has evaluated the Collaboration and License Agreement under ASC 606, “Revenue from Contracts with Customers,” to determine the appropriate amount of revenue to be recognized as the Company fulfills its obligations under the Collaboration and License Agreement.  The Company identified the exclusive license to develop RX-3117 and the supply of RX-3117 clinical material for clinical trials as the distinct performance obligations in the contract.  The Company has determined that it will recognize revenue related to the exclusive license to develop RX-3117 and the supply of RX-3117 clinical material transfers to BioSense at a point in time when the exclusive license is conveyed and RX-3117 clinical material is delivered to BioSense, respectively.

The Company has determined the transaction price contains both fixed and variable consideration.  The fixed consideration is equal to the upfront payment of $3,000,000.  The variable consideration relates to the milestone payments and future sales-based royalty payments.  The Company estimates the variable consideration in the contract using the most likely amount method.  The Company determined at the contract outset and as of December 31, 2019 that all milestone payments should be fully constrained, as it is not probable that a significant reversal of revenue will not occur in a future period, given the significance of the milestone payments and that the payments are earned based upon the achievement of events that are highly susceptible to factors outside of the Company’s control.  Future sales-based royalties related to the exclusive license to develop RX-3117 will be recognized in the period the underlying sales transaction occurs.

The $3,000,000 upfront payment has been allocated to the performance obligations on the basis of the relative standalone selling price estimated for each performance obligation. The Company has determined the standalone selling price of the exclusive license to develop RX-3117 using the adjusted market approach, which represents the price the market will bear based on the license rights granted and the state of the intellectual property, and has determined the standalone selling price of the supply of RX-3117 clinical material using a cost plus a margin approach.  Accordingly, the Company has allocated $2,500,000 of the upfront transaction price to the exclusive license to develop RX-3117 and $500,000 to the supply of RX-3117 clinical material.  Additional transaction price recognized in future periods related to milestone payments and royalties will be allocated solely to the exclusive license to develop RX-3117, as these amounts relate to efforts associated with the development and commercialization of products related to the exclusive license to develop RX-3117.

As of December 31, 2019, $1,500,000 of the upfront payment had been paid, and the remaining $1,500,000 which was due on September 23, 2019 remained unpaid.  The Company has not terminated the Collaboration and License Agreement nor amended its performance obligations.  As neither performance obligation has been satisfied as of December 31, 2019, no revenue has been recognized for the year ended December 31, 2019. The Company has recorded the $1,500,000 of transaction consideration received as of December 31, 2019 as deferred revenue on the Company’s balance sheet.

Zhejiang HaiChang Biotechnology Co., Ltd.

On February 8, 2018, the Company entered into a research and development collaboration agreement with Zhejiang HaiChang Biotechnology Co., Ltd. (“HaiChang”) under which HaiChang agreed to  develop RX-0301, a nano-liposomal formulation of RX-0201, using its proprietary QTsome™ technology and to conduct certain preclinical and clinical activities through completion of a Phase 2a proof-of-concept clinical trial in hepatocellular carcinoma in China.

The Company accounts for this contract under ASC 606.  The Company has determined the sole performance obligation under the contract with HaiChang relates to the license of intellectual property in exchange for variable, non-cash consideration in the form of the rights to the enhanced intellectual property developed by HaiChang under the contract.  Revenue associated with this license is recognized at a point in time.  At the outset of the contract, the value of the license was determined to be de minimis given the early stage of clinical development of the intellectual property.  Because the consideration in the contract varies based upon the success of the research and development efforts of HaiChang, the Company has determined that the non-cash consideration in the contract represents variable consideration.  The Company estimates variable consideration under the contract using the expected value method.  Given the early stage and the uncertain success of the development work to be performed by HaiChang, as of December 31, 2019 and 2018, the Company has determined that the variable consideration in the contract should be fully constrained at the contract outset and as of December 31, 2019 and 2018.  The Company has not recorded revenue for this contract for the years ended December 31, 2019 and 2018.

As further described in Note 16, on February 8, 2020, the Company entered into an exclusive license with HaiChang (the “HaiChang License Agreement”).  In connection with entering into the HaiChang License Agreement, the parties terminated the research and development collaboration agreement with HaiChang.

Rexgene Biotech Co., Ltd.

In 2003, the Company entered into a collaborative research agreement with Rexgene Biotech Co., Ltd. (“Rexgene”), which agreed to assist the Company with the research, development and clinical trials necessary for registration of the Company’s product candidate RX-0201 in Asia.  In accordance with the agreement, Rexgene paid the Company a one-time fee of $1,500,000 in 2003.  The agreement provided that it would expire upon the later of (i) 20 years after the date of the agreement or (ii) the expiration of the patents relating to RX-0201.  The amortization reduces research and development expenses for the periods presented.  The payment from Rexgene was used in the cooperative funding of the costs of development of RX-0201.

On February 5, 2018, the Company and NEXT BT Co. Ltd. (“Next BT”), the successor in interest to Rexgene, terminated the agreement.  In exchange for Next BT terminating its rights to RX-0201 in Asia, the Company agreed to pay Next BT a royalty in the low single digits of any net sales of RX-0201 the Company makes in Asia and 50% of the Company’s licensing revenue related to the licensing of RX-0201 in Asia, up to an aggregate of $5,000,000.  Upon termination of the agreement, the unamortized deferred research and development arrangement liability of $368,750 under the agreement was eliminated and recognized as other income.   The Company historically used 20 years as its basis for recognition and accordingly research and development expenses were reduced by $6,250 for the period beginning January 1, 2018 up to the agreement’s termination.

Merck Sharp & Dohme B.V.

On August 16, 2018, the Company entered into a clinical trial collaboration and supply agreement (the “Collaboration Agreement”) with Merck Sharp & Dohme B.V. (“Merck”) to conduct a Phase 2 clinical trial to evaluate the safety and efficacy of the combination of RX-5902 with Merck’s anti-PD‑1 therapy, KEYTRUDA (pembrolizumab), in patients with metastatic triple negative breast cancer (TNBC).  Under the terms of the Collaboration Agreement, the Company will sponsor the clinical trial and Merck will supply the Company with KEYTRUDA for use in the trial at no cost to the Company.  The Collaboration Agreement provides that the Company and Merck will jointly own clinical data generated from the clinical trial.  The Company is currently evaluating the development strategy for RX-5902 and may or may not proceed with this trial.